UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     John Kornreich

Address:  711 Fifth Avenue, 15th Floor
          New York, New York 10022

13F File Number: 28-02461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Kornreich
Title:  N/A
Phone:  212-754-8100

Signature, Place and Date of Signing:

  /s/ John Kornreich              New York, New York           February 9, 2005
-----------------------         --------------------           -----------------
     [Signature]                     [City, State]                  [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None

Form 13F Information Table Entry Total:      21

Form 13F Information Table Value Total:     $25,401
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                     FORM 13F INFORMATION TABLE
                                                           JOHN KORNREICH
                                                          December 31, 2004
                                                                 VALUE   SHARES/  SH/  PUT/   INVSTMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS     CUSIP     x($1000)  PRN AMT  PRN  CALL   DSCRETN   MNGRS   SOLE    SHARED  NONE
--------------                    --------------     -----     --------  -------  ---  ----   --------  -----   ----    ------  ----

CABLEVISION NY SYS CORP           CL A NY CABLVS   12686C109      2733   109773   SH          SOLE       1    109773     0      0
COMCAST CORP NEW                  CL A             20030N101       277     8310   SH          SOLE       1      8310     0      0
COMCAST CORP NEW                  CL A SPL         20030N200      3425   104300   SH          SOLE       1    104300     0      0
ENTRAVISION COMMUNICATIONS C      CL A             29382R107       292    35000   SH          SOLE       1     35000     0      0
FALCONSTOR SOFTWARE INC           COM              306137100        60     6300   SH          SOLE       1      6300     0      0
FOX ENTMT GROUP INC               CL A             35138T107       703    22500   SH          SOLE       1     22500     0      0
GANNETT INC                       COM              364730101      1051    12870   SH          SOLE       1     12870     0      0
GRAY TELEVISION INC               COM              389375106       930    60000   SH          SOLE       1     60000     0      0
INSIGHT COMMUNICATIONS INC        CL A             45768V108       464    50000   SH          SOLE       1     50000     0      0
JOURNAL COMMUNICATIONS INC        CL A             481130102       325    18000   SH          SOLE       1     18000     0      0
LIBERTY MEDIA CORP NEW            COM SER A        530718105       876    79792   SH          SOLE       1     79792     0      0
LIBERTY MEDIA INTL INC            COM SER A        530719103       169     3647   SH          SOLE       1      3647     0      0
NEWS CORP                         CL A             65248E104      2612   140000   SH          SOLE       1    140000     0      0
NEXSTAR BROADCASTING  GROUP       CL A             65336K103       756    82000   SH          SOLE       1     82000     0      0
RADIO ONE INC                     CL D NON VTG     75040P405       403    25000   SH          SOLE       1     25000     0      0
REGAL ENTMT GROUP                 CL A             758766109       934    45000   SH          SOLE       1     45000     0      0
TIME WARNER INC                   COM              887317105      3058   157200   SH          SOLE       1    157200     0      0
UNITEDGLOBALCOM                   CL A             913247508       866    89600   SH          SOLE       1     89600     0      0
UNIVISION COMMUNICATIONS INC      CL A             914906102      1464    50000   SH          SOLE       1     50000     0      0
VIACOM INC                        CL B             925524308      2771    76150   SH          SOLE       1     76150     0      0
VODAFONE GROUP PLC NEW            SPONSORED ADR    92857W100      1232    45000   SH          SOLE       1     45000     0      0



71200.0131 #545895